Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property, plant, and equipment, gross	$ 481	$ 442
Less: accumulated depreciation	(312)	(258)
Property and equipment, net	169	184
Office Equipment [Member]
Property, plant, and equipment, gross	213	181
Laboratory Equipment [Member]
Property, plant, and equipment, gross	127	121
Automobiles [Member]
Property, plant, and equipment, gross	24	24
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 117	$ 116